Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025
C000256464 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	12.82%	14.02%	[1]
C000256463 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.80%	14.11%	[2]
C000256461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	10.00%	12.80%	[3]
C000256484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(0.17%)			11.78%	7.26%
C000256485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	4.18%			12.15%	6.98%
C000256486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.23%			13.45%	8.25%
C000256487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.14%			13.35%	8.14%
C000256505 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	14.88%			8.30%	5.95%
C000256508 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	14.82%			8.30%	5.88%
C000256506 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	12.59%			7.13%	4.83%
C000256507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	11.98%			7.49%	5.41%
C000256513 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.60%			9.80%	7.95%
C000256509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	5.15%			10.28%	7.80%
C000256511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	7.04%			11.47%	8.97%
C000256510 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	6.31%			10.66%	8.18%
C000256512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.90%			11.34%	8.85%
C000256542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.90%			5.34%	5.13%
C000256544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	4.86%			4.20%	4.03%
C000256543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	4.38%			4.60%	4.61%
C000256549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	2.69%			5.14%	3.84%
C000256550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	3.30%			4.80%	3.35%
C000256548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	5.38%			5.93%	4.47%
Without Sales Load [Member] | C000256461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	12.53%	13.74%	[3]
Without Sales Load [Member] | C000256484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	5.93%			13.11%	7.89%
Without Sales Load [Member] | C000256485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	5.07%			12.15%	6.98%
Without Sales Load [Member] | C000256506 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	13.59%			7.13%	4.83%
Without Sales Load [Member] | C000256507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	14.56%			7.99%	5.65%
Without Sales Load [Member] | C000256513 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	6.72%			11.10%	8.59%
Without Sales Load [Member] | C000256509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	5.91%			10.28%	7.80%
Without Sales Load [Member] | C000256544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	5.86%			4.20%	4.03%
Without Sales Load [Member] | C000256543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	6.76%			5.08%	4.85%
Without Sales Load [Member] | C000256549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	5.04%			5.60%	4.07%
Without Sales Load [Member] | C000256550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	4.28%			4.80%	3.35%
ICE BofA 3 Month US Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Total Return Index
Average Annual Return, Percent	4.34%	4.89%	[1],[2],[3]
Bloomberg U S Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Total Return Index
Average Annual Return, Percent	6.16%	3.78%	[1],[2],[3]	(0.24%)	1.90%
S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.45%			17.64%	14.64%
ICE BofA U S High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Average Annual Return, Percent	8.03%			5.48%	5.81%
Morningstar LSTA U S Performing Loan Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Performing Loan Total Return Index
Average Annual Return, Percent	6.40%			7.18%	5.69%
Russell Mid Cap Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Total Return Index
Average Annual Return, Percent	7.86%			13.23%	9.20%
Russell 1000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Average Annual Return, Percent	11.15%			14.28%	9.97%

[1]	Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/27/23 through 10/31/25. Index information shown in the graph above is from 1/31/23 through 10/31/25.
[2]	Performance of Class R6 shares of the Fund shown in the graph above is from the inception of Class R6 shares on 1/27/23 through 10/31/25. Index information shown in the graph above is from 1/31/23 through 10/31/25.
[3]	Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/27/23 through 10/31/25. Index information shown in the graph above is from 1/31/23 through 10/31/25.